Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Apr. 16, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions (Details) [Line Items]
Initial payment		$ 120
Additional payment		$ 630
Due to related party			$ 264
Amounts payable to related party	$ 2,040		594
Option exercise price	191,000
Rasna Therapeutics Inc [Member]
Related Party Transactions (Details) [Line Items]
Short term loan facility	$ 72,000
Interest rate	8.00%
Payroll and rent charged	$ 78		5	$ 130
OKYO Pharma Ltd [Member]
Related Party Transactions (Details) [Line Items]
Short term loan facility			$ 527
Interest rate			20.00%
Payroll and rent charged	27		$ 28	9
Gensignia Lifesceinecs Inc [Member]
Related Party Transactions (Details) [Line Items]
Payroll and rent charged	348		$ 320	$ 55
Accustem Sciences Ltd [Member]
Related Party Transactions (Details) [Line Items]
Convertible debt Instrument outstanding	1,346
Cash payable	1,342
Amounts payable to related party	$ 4